Prepayments, Deposits and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments, Deposits and Other Receivables [Abstract]
Schedule of Prepayments, Deposits and Other Receivables
	As of December 31,
	2025	2024
	US$	US$

Receivables from former subsidiaries	15,578	18,125
Prepayments	1,629	3,475
Deposits paid for acquisitions (note)	82,609	—
Deposits	710	195
Other receivables	4,021	2,052
Less: impairment loss provided under expected credit loss model	(501)	(501)
	104,046	23,346

Present as:
Current	21,437	23,346
Non-current	82,609	—
	104,046	23,346